Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ 787,807	¥ 424,959
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	11,844	14,769	¥ 17,635
Intangible assets [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	85,908	85,908	85,855
Intangible assets [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	(74,064)	(71,139)	(68,220)
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	775,963	410,190	463,779
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	775,963	410,190	463,779
Long-term prepaid expense [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	0	0	0
Total [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	787,807	424,959	481,414
Total [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	861,871	496,098	549,634
Total [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ (74,064)	¥ (71,139)	¥ (68,220)